Equipment on Lease, Net	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Equipment on Lease, Net	Equipment on Lease, Net
As of December 31, 2021, there were seven 3D Printers (equipment) leased to customers. The equipment leased to customers had a cost basis of $9.3 million and accumulated depreciation of $0.9 million as of December 31, 2021. Total lease revenue earned for the year ended December 31, 2021 was $1.6 million. The total depreciation expense was $0.7 million and included in cost of revenue for the year ended December 31, 2021.
As of December 31, 2020, there were four 3D Printers (equipment) leased to customers. The equipment leased to customers had a cost basis of $3.0 million and accumulated depreciation of $0.2 million as of December 31, 2020. The total lease revenue earned for the year ended December 31, 2020 was $0.4 million. The total depreciation expense was $0.2 million and included in cost of revenue for the year ended December 31, 2020.
The Company entered into debt secured by certain leased equipment to customers. See Note 15, Long-term Debt, for a description of these financing arrangements.